Fees Summary	Apr. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 842,600,842.50
Previously Paid Amount	0.00
Total Fee Amount	129,002.19
Total Offset Amount	0.00
Net Fee	$ 129,002.19